Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Schedule of inventories
	December 31,	December 31,
	2017	2016
	$	$

Stockpiles	1,554	1,585
Concentrates	3,839	6,647
Supplies and spare parts	15,406	13,077
	20,799	21,309